Supplement Dated June 24, 2019
To The Prospectus Dated April 29, 2013 For

PERSPECTIVE
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢	New Funds. Effective June 24, 2019, new Investment Divisions which invest respectively in the following Funds are available.

JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Advantage International Fund
JNL/DFA International Core Equity Fund
JNL/JPMorgan Global Allocation Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund

➢	Fund Name Changes. Effective June 24, 2019, the following Fund names changed.

Prior Fund Name	Current Fund Name
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Mellon Capital Index 5 Fund	JNL/Mellon Index 5 Fund
JNL/Mellon Capital European 30 Fund	JNL/RAFI® Fundamental Europe Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL/Mellon Capital International Index Fund	JNL/Mellon International Index Fund
JNL/Mellon Capital Bond Index Fund	JNL/Mellon Bond Index Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Materials Sector Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Utilities Sector Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon DowSM Index Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund

Prior Fund Name	Current Fund Name
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund

➢
Fund Mergers. Effective June 24, 2019, the JNL/Mellon Capital 10 x 10 Fund (a “Previously Offered Fund”) merged into the JNL/Mellon Index 5 Fund (a “Currently Offered Fund”), the JNL/Mellon Capital S&P® SMid 60 Fund (a “Previously Offered Fund”) merged into the JNL/RAFI® Fundamental U.S. Small Cap Fund (a “Currently Offered Fund”), and the JNL/Mellon Capital JNL 5 Fund (a “Previously Offered Fund”) merged into the JNL/RAFI® Multi-Factor U.S. Equity Fund (a “Currently Offered Fund”).

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following June 24, 2019, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

➢	Sub-Adviser Changes.

a)
Effective May 24, 2019, Invesco Advisers, Inc. replaced OppenheimerFunds, Inc. as a sub-adviser for the JNL/Oppenheimer Global Growth Fund. Shareholders in this fund will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.

b)
Effective June 24, 2019, FIAM LLC replaced Goldman Sachs Asset Management, L.P. as the sub-adviser for JNL/Goldman Sachs Core Plus Bond Fund. In connection with the change of sub-adviser, the name of JNL/Goldman Sachs Core Plus Bond Fund changed to JNL/Fidelity Institutional Asset Management® Total Bond Fund.

c)
Please note that Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) has entered into a contract to acquire Standard & Poor’s Investment Advisory Services LLC. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, Goldman Sachs will become the sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund.

For additional information about the changes to the Funds underlying your policy in connection with the new funds, name, mergers and/or sub-adviser changes, please see the Supplement dated June 24, 2019 for the JNL® Series Trust and the JNL Variable Fund LLC.

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(To be used with NV3174GW 04/13 and NV3174CEGW 04/13)

NMV22534NY 06/19